Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets net
	As of June 30,
	2018	2019	2019
	RMB	RMB	US$

Software and operating system	5,081	4,427	645
Less: Accumulated amortization	(4,381)	(3,694)	(538)
Intangible asset, net	700	733	107